SCHEDULE OF BASIC AND DILUTED PER ORDINARY SHARE AND PER ADS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net loss		$ 11,138	$ 18,410	$ 21,676
Basic loss per Ordinary Share (in USD)		$ (0.02)	$ (0.06)	$ (0.07)
Diluted loss per Ordinary Share (in USD)		(0.02)	(0.06)	(0.07)
Basic loss per ADS (in USD)	[1]	(0.6)	(1.8)	(2.1)
Diluted loss per ADS (in USD)	[1]	$ (0.6)	$ (1.8)	$ (2.1)
Weighted average number of Ordinary Shares outstanding used in computing basic loss per share		466,597	331,350	322,817
Weighted average number of Ordinary Shares outstanding used in computing diluted loss per share		466,597	331,350	322,817
Weighted average number of ADSs outstanding used in computing basic loss per ADS		15,553	11,045	10,761
Weighted average number of ADSs outstanding used in computing diluted loss per ADS		15,553	11,045	10,761

[1]	On April 21, 2023, the Company changed the ratio of its ADSs to its Ordinary Shares no par value per share, from the former ADS Ratio of one (1) ADSs to five (5) Ordinary Shares, to a new ADS Ratio of one (1) ADS to thirty (30) Ordinary Shares. For all the periods presented, basic and diluted loss per ADS have been retrospectively adjusted.